Item 1. Report to Shareholders
--------------------------------------------------------------------------------
T. Rowe Price New Income Fund


Certified
Shareholder
Report and
Financials

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


[LINE GRAPH OMITTED]

NEW INCOME FUND
--------------------------------------------------------------------------------
As of 5/31/03

                                                      Lipper
                               Lehman                 Average of
               New Income      Brothers U.S.          Corporate Bond
               Fund            Aggregate Index        Funds A-Rated

5/31/93        10000           10000                  10000
5/31/94        10140           10071                  10040
5/31/95        11268           11227                  11176
5/31/96        11684           11720                  11588
5/31/97        12583           12694                  12518
5/31/98        13947           14080                  13972
5/31/99        14089           14693                  14319
5/31/00        14249           15002                  14320
5/31/01        16036           16970                  16112
5/31/02        17267           18345                  17207
5/31/03        19085           20469                  19239

Note: Performance for the Advisor Class and R Class will vary due to their differing fee structures.
See return table below.


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended                                                Since     Inception
5/31/03             1 Year     5 Years     10 Years      Inception          Date
--------------------------------------------------------------------------------
New Income Fund     10.52%       6.47%        6.68%           --            --

New Income Fund-
Advisor Class          --          --           --          7.02%       9/30/02

New Income Fund-R
Class                  --          --           --          6.84        9/30/02

Lehman Brothers
U.S. Aggregate
Index               11.58        7.77         7.43          5.77*           --

Lipper Average of
Corporate Bond
Funds A-Rated       11.39        6.46         6.74          6.74*           --

*Benchmark performance data are from 9/30/02 to 5/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Dear Shareholder,

We are pleased that the New Income Fund, New Income Fund-Advisor Class, and New Income Fund-R Class generated solid returns during the period ended May 31, 2003. As shown in the table on the preceding page, we underperformed the unmanaged Lehman Brothers U.S. Aggregate Index and the Lipper Average of Corporate Bond Funds A-Rated during the period.

[LINE GRAPH OMITTED]

Interest Rate Levels
--------------------------------------------------------------------------------

                  Lehman Bros.
                  Baa U.S.             10-Year
                  Credit Index         Treasury Note

5/31/02           7.16                 5.04
                  7.35                 4.8
                  7.59                 4.46
8/02              7.09                 4.14
                  6.88                 3.59
                  6.98                 3.89
11/02             6.56                 4.21
                  6.04                 3.81
                  6.02                 3.96
2/03              5.68                 3.69
                  5.62                 3.8
                  5.28                 3.84
5/31/03           4.77                 3.37


As you know, the fund seeks to provide the highest level of income consistent with the preservation of capital over time by investing in a diversified portfolio of investment-grade (BBB rated and higher) bonds. The portfolio's holdings include U.S. Treasuries, agencies, mortgages, and corporate bonds.

The Portfolio Characteristics table shows various portfolio characteristics as of May 31, 2003, compared with one year earlier. The portfolio's weighted average maturity fell to 6.3 years from 7.6 years, and the fund's weighted average quality was unchanged from one year ago at AA+.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/02              5/31/03
--------------------------------------------------------------------------------
New Income Fund Share Price                $          8.70      $          9.21

30-Day Standardized Yield
to Maturity                                           5.08%                3.13%

New Income Fund-Advisor Class
Share Price                                             --      $          9.21

30-Day Standardized Yield
to Maturity                                             --                 2.99%

New Income Fund-R Class
Share Price                                             --      $          9.21

30-Day Standardized Yield
to Maturity                                             --                 2.73%

Weighted Average Maturity (years)                      7.6                  6.3

Weighted Average Quality *                             AA+                  AA+

* Based on T. Rowe Price research.

Yields will vary and are not guaranteed.

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/03                                        12 Months
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury
Securities Index                                                14.22%

Lehman Brothers U.S. Aggregate Index                            11.58

Lehman Brothers U.S. Credit Index                               16.06

Lehman Brothers
Mortgage-Backed Securities Index                                 6.42

Lehman Brothers Baa U.S. Credit Index                           17.03

Source: Lehman Brothers.

The Major Index Returns table shows how various bond indexes performed over the fund's fiscal year. Investment-grade corporate bonds performed better than Treasuries and mortgage-backed securities-the Baa segment of the investment-grade market performed best-over the 12-month period. As shown in the Quality Diversification chart, more than 80% of the portfolio was invested in bonds rated A or higher.


[PIE GRAPH OMITTED]

Quality diversification
--------------------------------------------------------------------------------

AAA Rated  58%
AA Rated   14%
A Rated    14%
BBB Rated  14%

Based on T. Rowe Price research.


We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
June 9, 2003

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

New Income shares


                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99

NET ASSET VALUE

Beginning of
period         $    8.70   $    8.53   $    8.07   $    8.50   $    9.09

Investment activities

  Net investment
  income (loss)     0.37        0.47        0.53        0.52        0.54

  Net realized
  and unrealized
  gain (loss)       0.52        0.17        0.46       (0.43)      (0.45)

  Total from
  investment
  activities        0.89        0.64        0.99        0.09        0.09

Distributions

  Net investment
  income           (0.38)      (0.47)      (0.53)      (0.52)      (0.54)

  Net realized
  gain                --          --          --          --       (0.14)

  Total
  distributions    (0.38)      (0.47)      (0.53)      (0.52)      (0.68)

NET ASSET VALUE

End of
period         $    9.21   $    8.70   $    8.53   $    8.07   $    8.50
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      10.52%       7.68%      12.54%       1.13%       1.02%

Ratio of total
expenses to
average net
assets              0.74%       0.72%       0.73%       0.73%       0.72%

Ratio of net
investment income
(loss) to average
net assets          4.23%       5.38%       6.30%       6.32%       6.16%

Portfolio
turnover
rate               221.2%        222%      112.1%       83.6%       94.3%

Net assets,
end of period
(in millions)  $    2,266   $   1,863   $   1,684   $   1,633   $   1,942

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

New Income-Advisor class shares

                                                              9/30/02
                                                              Through
                                                              5/31/03

NET ASSET VALUE

Beginning of period                                        $     8.84

Investment activities

  Net investment income (loss)                                   0.23*

  Net realized and unrealized gain (loss)                        0.38

  Total from investment activities                               0.61

Distributions

  Net investment income                                         (0.24)

NET ASSET VALUE

End of period                                              $     9.21
                                                           ----------

Ratios/Supplemental Data

Total return^                                                    7.02%*

Ratio of total expenses
to average net assets                                            0.90%!*

Ratio of net investment
income (loss) to average
net assets                                                       2.61%!*

Portfolio turnover rate                                         221.2%!

Net assets, end of period
(in thousands)                                             $       107

* Excludes expenses in excess of a 0.90% contractual expense limitation in effect through 9/30/04.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

New Income-R class shares


                                                              9/30/02
                                                              Through
                                                              5/31/03

NET ASSET VALUE

Beginning of period                                        $     8.84

Investment activities

  Net investment income (loss)                                   0.22*

  Net realized and unrealized gain (loss)                        0.38

  Total from investment activities                               0.60

Distributions

  Net investment income                                         (0.23)

NET ASSET VALUE

End of period                                              $     9.21
                                                           ----------

Ratios/Supplemental Data

Total return^                                                    6.84%*

Ratio of total expenses
to average net assets                                            1.15%!*

Ratio of net investment
income (loss) to average
net assets                                                       2.32%!*

Portfolio turnover rate                                         221.2%!
Net assets, end of period
(in thousands)                                             $       321

* Excludes expenses in excess of a 1.15% contractual expense limitation in effect through 9/30/04.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003


Portfolio of Investments                        Par/Shares                Value
--------------------------------------------------------------------------------
                                                       In thousands


CORPORATE BONDS AND NOTES  24.9%

Aerospace & Defense  0.4%

Boeing, 5.125%, 2/15/13                    $         3,075      $         3,212

Lockheed Martin, 7.25%, 5/15/06                      5,450                6,247
                                                                          9,459

Automobiles and Related  0.7%

DaimlerChrysler, 7.30%, 1/15/12                      2,740                3,220

General Motors Acceptance Corp.
    5.85%, 1/14/09                                   5,800                5,899
    6.125%, 8/28/07                                  5,595                5,850
                                                                         14,969

Banking  2.0%

Bank of America, 4.875%, 9/15/12                     8,035                8,504

Bank of New York, 2.20%, 5/12/06                     4,150                4,162

Bank One, 5.25%, 1/30/13                             5,300                5,737

BB&T, 6.50%, 8/1/11                                  2,000                2,340

Citigroup
    3.50%, 2/1/08                                    5,230                5,385
    5.625%, 8/27/12                                  7,300                8,129

First Union, 6.40%, 4/1/08                           2,215                2,547

Sovereign Bank, 5.125%, 3/15/13                      2,195                2,274

Washington Mutual, 5.50%, 1/15/13                    5,000                5,467
                                                                         44,545

Beverages  0.7%

Bottling Group, 144A, 4.625%, 11/15/12               4,675                4,921

Coca Cola Enterprises, 6.125%, 8/15/11               4,500                5,216

Diageo, 3.50%, 11/19/07                              4,700                4,881
                                                                         15,018

Broadcasting  0.2%

AOL Time Warner, 7.625%, 4/15/31                     4,415                5,137
                                                                          5,137

Cable Operators  0.9%

Clear Channel Communications,
4.625%, 1/15/08                                      8,300                8,703

Comcast
    5.50%, 3/15/11                                   1,500                1,602
    5.85%, 1/15/10                                   8,450                9,286
                                                                         19,591

Computer Service & Software  0.2%

IBM, 4.25%, 9/15/09                        $         5,155      $         5,492
                                                                          5,492

Consumer Products  0.2%

Masco, 5.875%, 7/15/12                               5,190                5,771
                                                                          5,771

Container  0.1%

Sealed Air, 144A, 5.375%, 4/15/08                    3,200                3,367
                                                                          3,367

Diversified Chemicals  0.2%

Potash Corp./Saskatchewan, 4.875%, 3/1/13            4,445                4,592
                                                                          4,592

Electric Utilities  3.8%

American Electric Power, Series C,
5.375%, 3/15/10                                      3,095                3,312

Appalachian Power, Series E, 4.80%, 6/15/05          5,115                5,391

Black Hills, 6.50%, 5/15/13                          2,640                2,669

Cincinnati Gas & Electric, 5.70%, 9/15/12            4,025                4,452

ComEd Financing III, 6.35%, 3/15/33                  2,100                2,162

Consolidated Edison, 4.875%, 2/1/13                  3,000                3,188

Consumers Energy, Series A, 144A,
4.25%, 4/15/08                                       2,145                2,233

DPL, 6.875%, 9/1/11                                  2,000                2,180

Entergy Gulf States, 144A, 5.20%, 12/3/07            4,675                4,893

FirstEnergy, Series C, 7.375%, 11/15/31              4,470                5,061

Mirant Americas Generation, 8.30%, 5/1/11            1,750                1,111

NiSource Finance, 7.625%, 11/15/05                   3,990                4,430

Oncor Electric Delivery, 7.00%, 9/1/22               5,000                5,738

Pinnacle West Capital, 6.40%, 4/1/06                 4,165                4,491

Potomac Electric Power, 3.75%, 2/15/06               4,125                4,264

PPL Energy, 6.40%, 11/1/11                           4,870                5,479

PSEG Power
    6.875%, 4/15/06                                  1,930                2,153
    8.625%, 4/15/31                                  2,605                3,497

Public Service Company of Colorado,
7.875%, 10/1/12                                      5,000                6,360

Sempra Energy, 6.00%, 2/1/13                         4,780                5,320

Southern Power, 6.25%, 7/15/12                       3,565                4,101

TXU Energy, 144A, 7.00%, 3/15/13                     3,120                3,482
                                                                         85,967

Energy  0.5%

Noram Energy, 6.50%, 2/1/08                $         2,247      $         2,426

PDVSA Finance, 6.80%, 11/15/08                       4,705                4,117

YPF Sociedad Anonima, 10.00%, 11/2/28                4,660                5,173
                                                                         11,716

Entertainment and Leisure  0.1%

Viacom, 5.625%, 8/15/12                              2,805                3,164
                                                                          3,164

Exploration and Production  0.3%

Canadian Natural Resources, 7.20%, 1/15/32           5,200                6,589
                                                                          6,589

Finance and Credit  2.6%

American Express, 3.00%, 5/16/08                     3,455                3,481

CIT Group, 7.75%, 4/2/12                             6,805                8,105

Colonial Bank, 9.375%, 6/1/11                        3,980                4,630

Countrywide Home Loans, 5.50%, 2/1/07                3,860                4,257

GE Capital
    3.50%, 5/1/08                                    5,860                6,015
    6.00%, 6/15/12                                   9,800               11,129

Household Finance
    5.75%, 1/30/07                                   2,925                3,233
    6.375%, 11/27/12                                 1,550                1,764

International Lease Finance,
6.375%, 3/15/09                                      5,520                6,177

Northern Trust, 4.60%, 2/1/13                        3,075                3,216

Wells Fargo Financial, 5.50%, 8/1/12                 7,265                8,134
                                                                         60,141

Food Processing  0.9%

Kellogg, Series B, 6.60%, 4/1/11                     5,000                5,895

McCormick, 6.40%, 2/1/06                             7,300                7,996

Unilever, 5.90%, 11/15/32                            5,035                5,634
                                                                         19,525

Food/Tobacco  0.3%

UST, 6.625%, 7/15/12                                 5,400                6,315
                                                                          6,315

Gas & Gas Transmission  0.3%

Kinder Morgan, 6.50%, 9/1/12                         5,000                5,773
                                                                          5,773

Insurance  2.6%

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                       $         6,070      $         6,676

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                  5,200                5,682

CIGNA, 7.40%, 5/15/07                                2,000                2,306

Fund American Companies, 5.875%, 5/15/13             2,185                2,274

Jefferson Pilot Capital Trust A,
144A, 8.14%, 1/15/46                                 3,000                3,700

Marsh & McLennan, 3.625%, 2/15/08                    4,720                4,910

Nationwide Financial Services,
5.90%, 7/1/12                                        6,535                7,128

Principal Life Global, 144A,
5.25%, 1/15/13                                       4,900                5,207

Prudential, 3.75%, 5/1/08                            4,520                4,658

Sun Life of Canada U.S. Capital Trust,
144A, 8.526%, 5/29/49                                7,000                8,651

XL Capital Finance, 6.50%, 1/15/12                   6,570                7,519
                                                                         58,711

Investment Dealers  1.3%

Credit Suisse First Boston USA,
6.50%, 1/15/12                                       4,700                5,314

Franklin Resources, 3.70%, 4/15/08                   1,650                1,689

Goldman Sachs Group
    4.125%, 1/15/08                                  1,400                1,474
    6.125%, 2/15/33                                  2,065                2,255
    6.60%, 1/15/12                                   5,000                5,808

Lehman Brothers, 4.00%, 1/22/08                      3,045                3,190

Morgan Stanley
    3.625%, 4/1/08                                   3,165                3,271
    6.60%, 4/1/12                                    4,900                5,712
                                                                         28,713

Long Distance  0.4%

Sprint, 6.375%, 5/1/09                               8,300                8,750
                                                                          8,750

Manufacturing  0.5%

Caterpillar Financial Services,
2.59%, 7/15/06                                       4,000                4,052

John Deere Capital, 7.00%, 3/15/12                   5,250                6,311
                                                                         10,363

Media and Communications  0.5%

Cox Enterprises, 144A, 4.375%, 5/1/08                5,500                5,689

News America

    6.75%, 1/9/38                                    1,705                1,934
    7.625%, 11/30/28                                 2,160                2,611
  144A, 6.55%, 3/15/33                               1,260                1,353
                                                                         11,587

Metals and Mining  0.6%

BHP Billiton Finance, 4.80%, 4/15/13       $         4,240      $         4,471

Inco, 7.75%, 5/15/12                                 5,100                6,163

WMC Finance USA, 144A, 5.125%, 5/15/13               2,975                3,098
                                                                         13,732

Paper and Paper Products  0.6%

Celulosa Arauco Y Constitucion,
8.625%, 8/15/10                                      7,500                8,950

Weyerhaeuser, 5.95%, 11/1/08                         5,000                5,573
                                                                         14,523

Petroleum  0.9%

ConocoPhillips, 5.90%, 10/15/32                      4,560                5,013

Devon Financing, 6.875%, 9/30/11                     4,035                4,773

Occidental Petroleum, 4.25%, 3/15/10                 2,125                2,215

Pemex Project Funding Master Trust
    7.375%, 12/15/14                                 4,350                4,823
  144A, 7.375%, 12/15/14                             1,620                1,791

PF Export Receivables Master Trust, Series A
  144A, 6.436%, 6/1/15                               2,940                2,969
                                                                         21,584

Railroads  0.7%

Canadian National Railway, 4.40%, 3/15/13            3,980                4,075

Norfolk Southern, 6.00%, 4/30/08                     6,175                7,006

Union Pacific, 6.50%, 4/15/12                        5,020                5,882
                                                                         16,963

Savings and Loan  0.2%

Webster Capital Trust I, 144A,
9.36%, 1/29/27                                       3,200                3,691
                                                                          3,691
Services  0.2%

Waste Management, 6.375%, 11/15/12                   4,000                4,555
                                                                          4,555

Specialty Chemicals  0.4%

Chevron Phillips Chemical, 5.375%, 6/15/07           3,935                4,237

Monsanto, 4.00%, 5/15/08                             4,140                4,295
                                                                          8,532

Specialty Retailers  0.2%

Lowes, 6.50%, 3/15/29                                4,000                4,662
                                                                          4,662

Telephones  1.1%

British Telecommunications, VR,
1.00%, 12/15/10                            $         4,300      $         5,401

France Telecom, VR, 9.25%, 3/1/11                    2,100                2,619

Royal KPN, 8.00%, 10/1/10                            5,000                6,172

Verizon Florida, 6.125%, 1/15/13                     3,080                3,534

Verizon Global Funding
    7.375%, 9/1/12                                   1,500                1,834
    7.75%, 12/1/30                                   2,615                3,349

Verizon Virginia, 4.625%, 3/15/13                    3,090                3,169
                                                                         26,078

Wireless Communications  0.3%

AT&T Wireless Group, 7.875%, 3/1/11                  5,100                6,067
                                                                          6,067

Total Corporate Bonds and Notes (Cost  $517,634)                        565,642


ASSET-BACKED SECURITIES  3.0%

Auto-Backed  0.8%

Capital Auto Receivables Asset Trust,
Series 2002-2, Class CERT
    4.18%, 10/15/07                                  9,998               10,252

Chase Manhattan Auto Owner Trust,
Series 2001-B, Class CTFS
    3.75%, 5/15/08                                   4,898                4,993

SSB Auto Loan Trust, Series 2002-1,
Class C, 4.13%, 2/15/09                              3,766                3,784
                                                                         19,029

Credit Card-Backed  1.1%

Citibank Credit Card Issuance Trust,
Series 2000-C1, Class C1
    7.45%, 9/15/07                                  11,075               12,140

MBNA Master Credit Card Trust II,
Series 2000-D, Class C
  144A, 8.40%, 9/15/09                              10,075               11,625
                                                                         23,765

Motorcycles  0.4%

Harley Davidson Motorcycle Trust
  Series 2002-1, Class B, 4.36%, 1/15/10             5,097                5,270
  Series 2003-1, Class B, 2.39%, 11/15/10            3,579                3,614
                                                                          8,884

Recreational Vehicles  0.3%

CIT RV Trust, Series 1997-A, Class A6,
6.35%, 4/15/11                                       6,792                7,037
                                                                          7,037

Stranded Asset  0.4%

Reliant Energy Transition Bond,
Series 2001-1, Class A4
    5.63%, 9/15/15                         $         8,572      $         9,647
                                                                          9,647

Total Asset-Backed Securities (Cost  $65,060)                            68,362


EQUITY AND CONVERTIBLE SECURITIES  0.9%

Building and Real Estate  0.5%

Equity Office Properties Trust, Series B, REIT
  Pfd. Conv. Stock, 5.25%                               54                2,662

Equity Residential Properties Trust, Series G, REIT
  Pfd. Conv. Stock, 7.25%                              150                3,893

Reckson Associates Realty, Series A, REIT
  Pfd. Conv. Stock, 7.625%                             170                4,128
                                                                         10,683


Computer Service & Software  0.1%

Juniper Networks, Conv. Notes,
4.75%, 3/15/07                                       2,400                2,232
                                                                          2,232

Electric Utilities  0.1%

PPL Energy, Conv. Notes, 2.625%, 5/15/08             1,572                1,627
                                                                          1,627

Telecom Equipment  0.1%

Corning, Conv. Notes, 11/8/05                        2,806                2,073
                                                                          2,073

Telecommunications  0.1%

CIENA, Conv. Notes, 3.75%, 2/1/08                    3,050                2,521
                                                                          2,521

Telephones  0.0%

Liberty Media/Sprint PCS, Conv. Notes,
4.00%, 11/15/29                                        985                  663
                                                                            663

Total Equity and Convertible Securities (Cost  $18,305)                  19,799


NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.6%

Commercial Mortgage-Backed  4.5%

Banc of America Commercial Mortgage,
Series 2003-1, Class A2
  CMO, 4.648%, 9/11/36                              11,450               12,035

Bear Stearns, Series 2002-TOP8,
Class A2, CMO
    4.83%, 8/15/38                                   8,210                8,763

DLJ Commercial Mortgage,
Series 1999-CG2, Class A1B, CMO
    7.30%, 6/10/32                         $        13,000      $        15,764

JP Morgan Chase Commercial
Mortgage Securities
  Series 2001-CIB2, Class A2, CMO
    6.244%, 4/15/35                                  9,900               11,316

JP Morgan Commercial Mortgage
Financial Corp.
  Series 1999-C7, Class A2, CMO
    6.507%, 10/15/35                                 9,500               11,013
  Series 1999-PLS1, Class A2, CMO
    7.109%, 2/15/32                                  8,813               10,478

Morgan Stanley Dean Witter Capital Trust
  Series 2002, Class A2, CMO, 5.98%, 1/15/39         9,400               10,816

Prudential Securities Secured Financing
  Series 1999, Class A1, CMO, 6.074%, 1/15/08        8,695                9,439

Salomon Brothers Mortgage Securities VII
  Series 2001-C1, Class A2, CMO,
  6.226%, 12/18/35                                  10,875               12,380
                                                                        102,004

Home Equity Loans-Backed  2.3%

BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
    6.35%, 2/25/13                                   5,348                5,617

Chase Funding Mortgage Loan
  Series 2003-1, Class 1A6, 4.458%, 3/25/14          5,960                6,203
  Series 2003-3, Class 1M1, 4.537%, 9/25/32          4,400                4,400
  Series 1998-1, Class 1M1, 6.59%, 5/25/28           2,748                2,874
  Series 2002-1, Class 1A3, 5.039%, 12/25/23        10,675               11,020
  Series 2002-2, Class 1M1, 5.599%, 9/25/31          1,750                1,828
  Series 2002-3, Class 1A6, 4.707%, 8/25/13          5,365                5,733

Mellon Residential Funding
  Series 2001-HEIL, Class A3, 5.945%, 2/25/11       13,540               13,668
                                                                         51,343

Whole Loans-Backed  1.8%

GE Capital Mortgage Services
  Series 1998-13, Class A24, 6.75%, 8/25/28         11,560               11,625

Norwest Asset Securities
  Series 1998-23, Class B1, CMO,
  6.75%, 10/25/28                                   11,350               11,421

Residential Accredit Loans
  Series 1997-QS12, Class A7,
  CMO, 7.25%, 11/25/27                               3,225                3,314
  Series 1998-QS9, Class A11,
  CMO, 6.75%, 7/25/28                                7,500                7,626

Residential Funding Mortgage Securities
  Series 1999-S3, Class A1,
  CMO, 6.50%, 1/25/29                      $           385      $           385

Summit Mortgage Trust
  Series 2002, Class A2, CMO, 144A
  6.34003%, 6/28/16                                  7,450                7,657
                                                                         42,028

Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $187,374)                             195,375


U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 25.7%

U.S. Government Agency Obligations 15.0%

Federal Home Loan Mortgage
    5.00%, 1/1/09                                    8,670                8,946
    5.50%, 4/1/29                                    1,329                1,388
    6.50%, 11/1/04 - 6/1/24                         14,059               14,705
    7.00%, 2/1/24 - 6/1/32                          16,838               17,664
    7.50%, 5/1 - 6/1/24                                870                  932
    8.00%, 6/1/08                                        2                    2
    10.50%, 7/1/11 - 8/1/20                             89                   98
    11.00%, 11/1/17 - 7/1/20                            31                   35
  ARM, 4.687%, 9/1/32                                8,174                8,468
  CMO
    6.50%, 3/15/23                                  10,810               11,588
    7.00%, 11/15/22                                    723                  732
  Principal Only, 8/1/28                             1,973                1,868

Federal National Mortgage Assn.
    5.00%, 1/1/09                                    2,619                2,702
    5.50%, 2/1/18                                   13,928               14,459
    6.00%, 4/1/14 - 2/1/33                           4,004                4,173
    6.50%, 6/1/13 - 7/1/32                          25,301               26,422
    7.00%, 10/1/29 - 11/1/30                           532                  561
  CMO
    5.50%, 7/25 - 11/25/28                          27,720               20,100
  Interest Only
    5.50%, 12/1/32 +                                14,617                2,110
    6.50%, 2/1/32 +                                  7,749                  770
  TBA
    5.00%, 1/1/18 - 1/1/33                          74,461               76,806

    5.50%, 1/1/18 - 1/1/33                 $        86,845      $        90,020
    6.00%, 1/1/33                                   33,413               34,677
                                                                        339,226

U.S. Government Guaranteed Obligations 10.7%

Government National Mortgage Assn.
    4.50%, 5/15/18                                  29,460               30,454
    6.00%, 2/15/14 - 4/20/33                        75,259               78,778
    6.50%, 8/15/25 - 9/20/32                        12,522               13,116
    7.00%, 3/15/13 - 11/20/28                       21,768               23,095
    7.50%, 8/15/16 - 8/15/28                         3,960                4,233
    8.00%, 7/15/16 - 10/15/27                       11,900               12,986
    8.50%, 9/15/16 - 9/20/26                         2,366                2,616
    9.00%, 1/15/09 - 11/15/19                          506                  564
    9.50%, 6/15/09 - 3/15/25                           113                  124
    10.25%, 8/15/18 - 11/15/20                         330                  371
    11.00%, 12/15/09 - 1/15/21                       3,105                3,480
    11.50%, 3/15/10 - 10/15/15                         365                  412
  TBA
    4.50%, 1/1/18                                   19,940               20,613
    6.00%, 1/1/33                                   47,077               49,023
  CMO, Principal Only, 3/16/28                       2,778                2,642
                                                                        242,507
Total U.S. Government
Mortgage-Backed Securities (Cost  $576,123)                             581,733


U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 23.2%

U.S. Government Agency Obligations 4.7%

Federal Home Loan Mortgage
    4.75%, 10/11/12 (misc. symbol)                  10,000               10,347
    5.125%, 7/15/12 (misc. symbol)                  16,385               18,308
    5.75%, 1/15/12 (misc. symbol)                    3,689                4,295
    6.75%, 3/15/31                                   2,649                3,430
    6.875%, 1/15/05 (misc. symbol)                   4,750                5,172

Federal National Mortgage Assn.
    4.25%, 7/15/07 (misc. symbol)                   20,000               21,607
    5.75%, 2/15/08 (misc. symbol)                   15,045               17,260
    6.375%, 8/15/07 (AUD)                           16,250               11,206
    7.125%, 1/15/30 (misc. symbol)                  11,300               15,154
                                                                        106,779

U.S. Treasury Obligations 18.5%

U.S. Treasury Bonds
    5.375%, 2/15/31 (misc. symbol)         $         8,655      $        10,055
    6.00%, 2/15/26 (misc. symbol)                    3,355                4,109
    6.25%, 8/15/23 - 5/15/30 (misc. symbol) **      45,155               57,050
    6.50%, 11/15/26 (misc. symbol)                  29,650               38,536
    7.50%, 11/15/16 (misc. symbol)                  21,100               29,138

U.S. Treasury Inflation-Indexed Notes,
3.00%, 7/15/12 (misc. symbol)                       23,789               26,405

U.S. Treasury Notes
    3.50%, 11/15/06 (misc. symbol)                  77,290               81,782
    3.875%, 2/15/13 (misc. symbol) **               13,160               13,746
    4.25%, 11/15/03 (misc. symbol)                  11,920               12,089
    5.00%, 8/15/11 (misc. symbol)                   32,175               36,534
    5.875%, 11/15/04 (misc. symbol)                 86,420               92,227
    6.50%, 8/15/05 (misc. symbol)                    1,520                1,690

U.S. Treasury Stripped Interest Payment
    Zero Coupon, 5/15/20 (misc. symbol)             32,250               14,785
                                                                        418,146

Total U.S. Government Obligations/
Agencies (Cost  $491,115)                                               524,925


FOREIGN GOVERNMENT OBLIGATIONS/
AGENCIES  9.7%

Canadian Government and Municipalities  5.3%

Government of Canada
    3.50%, 6/1/04 (CAD)                             27,125               19,854
    5.25%, 6/1/12 (CAD)                             15,240               11,814
    5.50%, 6/1/09 (CAD)                             24,820               19,551
    6.00%, 9/1/05 (CAD)                             81,150               62,716

Quebec Province, 5.00%, 7/17/09                      6,640                7,348
                                                                        121,283

Foreign Government and
Municipalities (Excluding Canadian) 4.4%

Bundesobligation, 4.00%, 2/16/07 (EUR)              19,000               23,410

Bundesrepublic, 5.00%, 1/4/12 (EUR)                 11,300               14,625

European Investment Bank,
6.00%, 7/15/05 (AUD)                                33,000               22,185

Federal Republic of Germany,
5.00%, 5/20/05 (EUR)                                18,600               23,063

Republic of Chile, 5.50%, 1/15/13                    4,710                5,029

Republic of Italy, 2.50%, 3/31/06                    4,000                4,080

United Mexican States, 6.375%,
1/16/13 (misc. symbol)                     $         5,800      $         6,252
                                                                         98,644

Total Foreign Government
Obligations/Agencies (Cost  $189,001)                                   219,927


MONEY MARKET FUNDS  18.2%

T. Rowe Price Reserve
Investment Fund, 1.28% # !                         412,118              412,118

Total Money Market Funds (Cost $412,118)                                412,118


SECURITIES LENDING COLLATERAL 15.5%

Money Market Trust 15.5%

State Street Bank and Trust Company
of New Hampshire, N.A.

Securities Lending Quality Trust units         351,922,748              351,923

Total Securities Lending
Collateral (Cost $351,923)                                              351,923

Total Investments in Securities
129.7% of Net Assets (Cost  $2,808,653)                         $     2,939,804

Forward Currency Exchange Contracts
(In thousands)

                                                                    Unrealized
Counterparty       Settlement    Receive           Deliver          Gain (Loss)
--------------------------------------------------------------------------------
Credit Suisse
First Boston       6/6/03        USD   32,239      EUR    28,765     $   (1,590)

Credit Suisse
First Boston       6/10/03       USD   5,566       AUD    8,750            (133)

Credit Suisse
First Boston       6/27/03       USD   17,452      AUD    26,600            155

Credit Suisse
First Boston       6/30/03       USD   12,958      CAD    17,978           (138)

Morgan Stanley     6/9/03        USD   15,567      CAD    21,725           (275)

Morgan Stanley     6/30/03       USD   25,132      CAD    35,000           (363)

Morgan Stanley     6/30/03       USD   16,384      EUR    14,000            (70)

Net unrealized gain (loss) on open forward
currency exchange contracts                                              (2,414)

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Futures Contracts

                                        Contract     Unrealized
                            Expiration  Value        Gain (Loss)
--------------------------------------------------------------------------------
                                             In thousands

Long, 100 thirty year U.S.
Treasury Note contracts,
$152,174 par of U.S.
Treasury Notes pledged
as initial margin           6/03        $  12,050    $      203

Long, 80 ten year Euro
Bond contracts, $121,739
par of U.S. Treasury
Notes pledged as initial
margin                      6/03            9,441            95

Short, 855 ten year U.S.
Treasury Note contracts,
$1,075,000 of U.S. Treasury
Bonds pledged as initial
margin                      9/03         (101,264)          (27)

Short, 50 five year U.S.
Treasury Note contracts,
$76,087 of U.S. Treasury
Notes pledged as initial
margin                      9/03           (5,784)          (15)

Net payments (receipts)of
variation margin to date                                   (221)

Variation margin receivable (payable)
on open futures contracts                                                    35

Other Assets Less Liabilities                                          (670,792)

NET ASSETS                                                      $     2,266,633
                                                                ---------------

#  Seven-day yield

+ Interest Only security for which the fund receives interest on notional principal (par)

(misc. symbol) All or a portion of this security is on loan at May 31, 2003 -
   See Note 2

! Affiliated company, as defined by the Investment Company Act of 1940, as a result of the fund's ownership of at least 5% of the company's outstanding voting securities.

** All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2002

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $86,685,000 and represents 3.8% of net assets

ARM Adjustable Rate Mortgage

AUD Australian dollar

CAD Canadian dollar

CMO Collateralized Mortgage Obligation

EUR Euro

REIT Real Estate Investment Trust

TBA To Be Announced security was purchased on a forward commitment basis

USD United States dollar

VR Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities, at value

  Affiliated companies (cost $412,118)                     $  412,118

  Other companies (cost $ 2,396,535)                        2,527,686

Total investments in securities                             2,939,804

Other assets                                                   86,903

Total assets                                                3,026,707


Liabilities

Payable for investment securities purchased                   404,863

Obligation to return securities lending collateral            351,923

Other liabilities                                               3,288

Total liabilities                                             760,074


NET ASSETS                                                 $2,266,633
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $      899

Undistributed net realized gain (loss)                        (54,647)

Net unrealized gain (loss)                                    129,172

Paid-in-capital applicable to 246,182,959
shares of $1.00 par value capital stock
outstanding; 300,000,000 shares authorized                  2,191,209

NET ASSETS                                                 $2,266,633
                                                           ----------

NET ASSET VALUE PER SHARE

New Income shares
($2,266,204,952/246,136,470 shares outstanding)            $     9.21
                                                           ----------

New Income-Advisor Class shares
($106,973/11,620 shares outstanding)                       $     9.21
                                                           ----------

New Income-R Class shares
($321,059/34,869 shares outstanding)                       $     9.21
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                              5/31/03

Investment Income (Loss)

Income

  Interest                                                 $   92,933

  Income distributions from mutual funds                        4,858

  Dividend                                                      1,438

  Securities lending                                              568

  Total income                                                 99,797

Expenses

  Investment management                                         9,469

  Shareholder servicing
    New Income shares                                           4,809

  Custody and accounting                                          369

  Registration                                                     63

  Prospectus and shareholder reports
    New Income shares                                              61

  Legal and audit                                                  19

  Directors                                                        15

  Distribution-R Class shares                                       1

  Miscellaneous                                                    11

  Reimbursed by manager                                            (1)

  Total expenses                                               14,816

  Expenses paid indirectly                                         (6)

  Net expenses                                                 14,810

Net investment income (loss)                                   84,987

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                   10,275

  Futures                                                      (4,856)

  Written options                                                 513

  Foreign currency transactions                                (8,508)

  Net realized gain (loss)                                     (2,576)

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                              5/31/03

Change in net unrealized gain (loss)

  Securities                                                  124,953

  Futures                                                         280

  Written options                                                (204)

  Other assets and liabilities
  denominated in foreign currencies                            (2,250)

  Change in net unrealized gain (loss)                        122,779

Net realized and unrealized gain (loss)                       120,203

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $  205,190
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        84,987      $        95,823

  Net realized gain (loss)                          (2,576)              34,057

  Change in net unrealized gain (loss)             122,779                 (675)

  Increase (decrease) in
  net assets from operations                       205,190              129,205

Distributions to shareholders

  Net investment income

    New Income shares                              (87,016)             (96,406)

    New Income-Advisor Class shares                     (3)                  --

    New Income-R Class shares                           (4)                  --

Decrease in net assets from distributions          (87,023)             (96,406)

Capital share transactions *

  Shares sold

    New Income shares                              561,473              346,902

    New Income-Advisor Class shares                    100                   --

    New Income-R Class shares                          321                   --

Distributions reinvested

    New Income shares                               81,806               90,767

    New Income-Advisor Class shares                      3                   --

    New Income-R Class shares                            4                   --

  Shares redeemed

    New Income shares                             (358,633)            (291,357)

    New Income-R Class shares                          (14)                  --

Increase (decrease) in net assets
from capital share transactions                    285,060              146,312

Net Assets

Increase (decrease) during period                  403,227              179,111

Beginning of period                              1,863,406            1,684,295

End of period                              $     2,266,633      $     1,863,406
                                           -------------------------------------

*Share information

  Shares sold

    New Income shares                               63,287               39,834

    New Income-Advisor Class shares                     12                   --

    New Income-R Class shares                           36                   --

  Distributions reinvested

    New Income shares                                9,221               10,415

    New Income-R Class shares                            1                   --

  Shares redeemed

    New Income shares                              (40,608)             (33,537)

    New Income-R Class shares                           (2)                  --

  Increase (decrease) in shares outstanding         31,947               16,712

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. The fund has three classes of shares: New Income Fund (New Income class), offered since August 31, 1973, New Income Fund- Advisor Class (Advisor Class), offered since September 30, 2002, and New Income Fund-R Class (R Class), offered since September 30, 2002. Advisor Class shares are offered only through brokers and other financial intermediaries, and R Class shares are only available to small retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting
The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes' based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $6,000 for the year ended May 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price until a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Transactions in options written and related premiums received during the year ended May 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                     800      $       369,000

Written                                                400              345,000

Closed                                              (1,200)            (714,000)

Outstanding at end of period                            --      $            --
                                                 -------------------------------

Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price until a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2003, the value of loaned securities was $363,906,000; aggregate collateral consisted of $351,923,000 in the money market pooled trust and government securities valued at $21,862,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At May 31, 2003, the value of affiliated companies totaled $412,118,000, representing 18.2% of the value of the fund's investments in securities. For the year then ended, $4,858,000 (4.8%) of interest income reflected in the accompanying financial statements resulted from transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $929,649,000 and $837,156,000, respectively, for the year ended May 31, 2003. Purchases and sales of U.S. government securities aggregated $3,574,647,000 and $3,428,356,000, respectively, for the year ended May 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $87,023,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                    $169,409,000

Unrealized depreciation                                     (55,555,000)

Net unrealized appreciation (depreciation)                  113,854,000

Undistributed ordinary income                                   899,000

Capital loss carryforwards                                  (39,329,000)

Paid-in capital                                           2,191,209,000

Net assets                                               $2,266,633,000
                                                         --------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option and futures and forward currency exchange contract transactions; accordingly, $17,570,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May, 31, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $6,905,000 of capital loss carryforwards. As of May 31, 2003, the fund had $1,791,000 of capital loss carryforwards that expire in 2008, and $37,538,000 that expire in 2009.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net investment income                        $  (60,000)

Undistributed net realized gain                            (3,115,000)

Paid-in capital                                             3,175,000


At May 31, 2003, the cost of investments for federal income tax purposes was $2,823,971,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $882,000.

Through September 30, 2004, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class and R Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 0.90% and 1.15%, respectively. Thereafter, through September 30, 2006, each class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 0.90% for the Advisor Class and 1.15% for the R Class.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the New Income class and R Class. Expenses incurred pursuant to these service agreements totaled $2,532,000 for the year ended May 31, 2003, of which $301,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. At May 31, 2003, approximately 0.1% of the outstanding shares of the New Income class were held by college savings plans and, through that date, no shareholder servicing costs related to the college savings plans had been charged to the class.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2003, the New Income class was allocated $1,701,000 of Spectrum Funds' expenses and $58,000 of Retirement Funds' expenses under these agreements. Of these amounts, $938,000 related to services provided by Price and $101,000 was payable at period-end. At May 31, 2003, approximately 35.6% of the outstanding shares of the New Income class were held by the Spectrum Funds and 0.9% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $4,858,000.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price New Income Fund,
Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New Income Fund, Inc. (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $1,036,000 from short-term capital gains.

For taxable non-corporate shareholders, $25,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $200,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price New Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1980
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1983
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

Hanne M. Merriman
(11/16/41)
2001
Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.

John G. Schreiber
(10/21/46)
1992
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited; President, New Income Fund

James S. Riepe
(6/25/43)
1983
[105]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, New Income Fund

M. David Testa
(4/22/44)
1997
[105]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Connice A. Bavely (3/5/51)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen V. Booth (6/21/61)
Vice President, New Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan (7/14/64)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jennifer A. Callaghan (5/6/69)
Assistant Vice President, New Income Fund
Assistant Vice President, T. Rowe Price

* Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Joseph A. Carrier (12/30/60)
Treasurer, New Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Patrick S. Cassidy (8/27/64)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III (2/10/59)
Vice President, New Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski  (1/15/66)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Michael J. Grogan (5/2/71)
Assistant Vice President, New Income Fund
Employee, T. Rowe Price

Henry H. Hopkins (12/23/42)
Vice President, New Income Fund
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Alan D. Levenson (7/17/58)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, New Income Fund
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.

Edmund M. Notzon III (10/1/45)
Vice President, New Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Vernon A. Reid, Jr. (5/14/54)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert M. Rubino (8/2/53)
Vice President, New Income Fund
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Daniel O. Shackelford (3/11/58)
Vice President, New Income Fund
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

* Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003